Loans and Allowance for Loan Losses - Loans on Nonaccrual Status (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	$ 2,050	$ 2,040
Real Estate Portfolio Segment | Residential 1-4 family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	948	0
Real Estate Portfolio Segment | Multifamily
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	0	0
Real Estate Portfolio Segment | Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	1,102	1,729
Real Estate Portfolio Segment | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	0	0
Real Estate Portfolio Segment | Farmland
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	0	310
Real Estate Portfolio Segment | Second mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	0	0
Real Estate Portfolio Segment | Equity lines of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	0	0
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	0	0
Agricultural, installment and other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans on Nonaccrual Status, Total	$ 0	$ 1